Federated Kaufmann Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—75.7%
		Communication Services—0.5%
946,021		JC Decaux SA	$ 27,312,424
50,000	[1]	Spotify Technology SA	7,747,000
		TOTAL	35,059,424
		Consumer Discretionary—6.6%
130,000	[1]	Alibaba Group Holding Ltd., ADR	22,504,300
25,275	[1]	Amazon.com, Inc.	47,182,865
185,000	[1,2]	Canada Goose Holdings, Inc.	8,656,150
150,000	[1,2]	Etsy, Inc.	10,053,000
825,000	[1,2]	Floor & Decor Holdings, Inc.	32,298,750
350,000	[1,2]	GreenTree Hospitality Group Ltd., ADR	3,972,500
500,000	[1,2]	GrubHub, Inc.	33,815,000
280,000		Hilton Worldwide Holdings, Inc.	27,034,000
60,100		Home Depot, Inc.	12,842,769
575,000		Las Vegas Sands Corp.	34,753,000
575,000	[1,2]	Levi Strauss & Co.	10,959,500
735,000	[1,2]	Luckin Coffee, Inc., ADR	17,853,150
900,000		Moncler S.p.A	36,892,132
28,681,566		NagaCorp Ltd.	43,252,629
125,000	[1]	Planet Fitness, Inc.	9,832,500
100,000	[1]	Takeaway.com Holding BV	8,933,508
296,000	[1,2]	The RealReal, Inc.	7,266,800
148,300		Vail Resorts, Inc.	36,558,916
500,000	[2]	Wingstop, Inc.	47,795,000
		TOTAL	452,456,469
		Consumer Staples—0.1%
37,500	[1,2]	Beyond Meat, Inc.	7,369,125
		Energy—0.5%
916,800	[1,2]	New Fortress Energy LLC	10,891,584
1,200,000	[1]	Rattler Midstream Partners LP	22,248,000
		TOTAL	33,139,584
		Financials—3.3%
340,600	[1]	ARYA Sciences Acquisition Corp.	3,654,638
155,000		BlackRock, Inc.	72,490,400
1	[1,3,4]	FA Private Equity Fund IV LP	417,456
6,127,305		FinecoBank Banca Fineco SPA	60,705,251
715,000		Hamilton Lane, Inc.	41,970,500
1	[1,3,4]	Infrastructure Fund	0
97,400		Kemper Corp.	8,573,148
2,000,000	[1,2]	Qudian, Inc., ADR	18,280,000
1,460,800		Two Harbors Investment Co.	19,662,368
		TOTAL	225,753,761
		Health Care—27.5%
444,000		Abbott Laboratories	38,672,400
1,000,000	[1]	Albireo Pharma, Inc.	25,890,000
791,956	[1,2]	Alector, Inc.	16,726,111
585,000	[1,4]	Alector, Inc., Restricted	11,879,525
1,664,400	[1,2]	Amarin Corporation PLC., ADR	30,941,196
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
850,000	[1]	Amphastar Pharmaceuticals, Inc.	$ 17,127,500
710,000	[1,2]	AnaptysBio, Inc.	38,134,100
1	[3,4]	Apollo Investment Fund V	93,209
1,793,314	[1]	Argenx SE	252,145,753
1,295,800	[1,2]	Atara Biotherapeutics, Inc.	18,491,066
860,000	[1]	Boston Scientific Corp.	36,515,600
605,000	[1,2]	CRISPR Therapeutics AG	30,667,450
3,197,902	[1]	Calithera Biosciences, Inc.	13,559,104
1,645,000	[1,2]	Catabasis Pharmaceuticals, Inc.	11,646,600
9,030,078	[1]	Corcept Therapeutics, Inc.	101,678,678
415,000		Danaher Corp.	58,307,500
353,646	[1,2]	Dexcom, Inc.	55,476,448
3,843,858	[1]	Dynavax Technologies Corp.	10,609,048
270,000	[1,2]	Editas Medicine, Inc.	6,817,500
92,500	[1]	Edwards Lifesciences Corp.	19,688,625
168,000	[1,2]	GW Pharmaceuticals PLC, ADR	27,266,400
510,000	[1]	Galapagos NV	88,491,934
701,740	[1,2]	Galapagos NV, ADR	121,681,716
250,000	[1]	Genmab A/S	46,082,984
400,000	[1]	Genmab A/S, ADR	7,316,000
525,000	[1,2]	Glaukos Corp.	42,882,000
468,750	[1,2]	Gossamer Bio, Inc.	9,304,688
87,500	[1]	IDEXX Laboratories, Inc.	24,679,375
99,971	[1]	Illumina, Inc.	29,929,318
418,000	[1,2]	Insulet Corp.	51,388,920
1	[1,3,4]	Latin Healthcare Fund	333,166
6,883,346	[1,2]	Minerva Neurosciences, Inc.	45,705,417
150,000	[1,2]	Penumbra, Inc.	25,140,000
435,200	[1,2]	Repligen Corp.	41,078,528
625,000	[1,2]	Rhythm Pharmaceuticals, Inc.	12,031,250
5,585,000	[1,2]	Scynexis, Inc.	6,255,200
959,018	[1,4]	Soteira, Inc.	0
141,400		Stryker Corp.	29,662,892
1,143,500	[1]	Tandem Diabetes Care, Inc.	72,532,205
300,000	[1,2]	Teladoc, Inc.	20,472,000
70,000	[1,2]	Twist Bioscience Corp.	2,360,400
1,257,934	[1,2]	Ultragenyx Pharmaceutical, Inc.	75,803,103
800,000	[1,2]	UniQure N.V.	46,920,000
1,213,300	[1]	Veeva Systems, Inc.	201,286,470
550,000	[1,2]	Vericel Corp	10,516,000
762,500	[1,2]	Zai Lab Ltd., ADR	24,491,500
751,395	[1,2]	Zogenix, Inc.	36,194,697
		TOTAL	1,894,873,576
		Industrials—9.6%
1,360,000		Air Lease Corp.	56,834,400
1,950,000	[1,2]	Azul S.A., ADR	79,365,000
146,400	[1]	CoStar Group, Inc.	90,094,560
784,600	[2]	Heico Corp.	107,294,050
600,000	[1]	IHS Markit Ltd.	38,652,000
50,000	[1,2]	Lyft, Inc.	3,043,500
900,000	[1]	Mercury Systems, Inc.	73,368,000
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
250,000	[1]	Parsons Corp.	$ 9,177,500
300,000		Roper Technologies, Inc.	109,095,000
357,500	[1,2]	Trex Co., Inc.	29,225,625
860,000	[1,2]	Upwork, Inc.	14,138,400
350,000		Verisk Analytics, Inc.	53,102,000
		TOTAL	663,390,035
		Information Technology—19.6%
57,800	[1]	Adobe, Inc.	17,274,108
2,165,000	[1]	Advanced Micro Devices, Inc.	65,924,250
237,000	[1]	Ansys, Inc.	48,139,440
50,000	[1]	Avalara, Inc.	4,074,000
175,000		Broadcom, Inc.	50,748,250
615,000	[1]	Coupa Software, Inc.	83,461,650
100,000	[1,2]	DocuSign, Inc.	5,172,000
362,000	[1]	Dropbox, Inc.	8,528,720
100,000	[1,2]	Everbridge, Inc.	10,230,000
3,602,323	[1]	Evry AS	12,949,465
1,059,322	[1,3,4]	Expand Networks Ltd.	0
346,405		Fidelity National Information Services, Inc.	46,158,480
2,000,000	[1,2]	GDS Holdings Ltd., ADR	82,360,000
600,000	[1]	GoDaddy, Inc.	44,028,000
100,000	[1,2]	Guidewire Software, Inc.	10,208,000
1,415,000		Marvell Technology Group Ltd.	37,157,900
565,973	[1]	Medallia, Inc.	22,554,024
1,947,128	[1]	Nexi SpA	20,772,793
71,500	[1,2]	Okta, Inc.	9,354,345
1,700,000	[1,2]	PagSeguro Digital Ltd.	73,916,000
574,300	[1,2]	Q2 Holdings, Inc.	45,869,341
1,185,000	[1]	Radware Ltd.	31,260,300
590,000	[1]	Rapid7, Inc.	35,783,500
350,000	[1]	RealPage, Inc.	21,868,000
105,000	[1]	Salesforce.com, Inc.	16,222,500
3,751	[1,3,4]	Sensable Technologies, Inc.	0
570,000	[1]	ServiceNow, Inc.	158,112,300
295,000	[1]	Shopify, Inc.	93,774,600
820,000	[1]	Splunk, Inc.	110,954,200
260,000	[1]	Tyler Technologies, Inc.	60,671,000
615,000	[1]	Workday, Inc.	122,987,700
		TOTAL	1,350,514,866
		Materials—5.4%
902,300	[2,3]	Agnico Eagle Mines Ltd.	47,127,129
4,293,000	[1]	B2Gold Corp.	13,694,142
220,000		Ball Corp.	15,725,600
1,972,000		Barrick Gold Corp.	32,064,720
795,124	[1]	Endeavour Financial Corp.	14,856,613
3,452,000	[1]	Kinross Gold Corp.	13,877,040
346,000		Kirkland Lake Gold Ltd.	14,286,340
674,000		Newcrest Mining Ltd.	16,095,357
1,010,500		Newmont Goldcorp Corp	36,903,460
4,200,000		OceanaGold Corp.	11,392,634
1,236,800	[2]	Osisko Gold Royalties Ltd.	14,594,240
3

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
1,496,300	[1,2]	Pretium Resources, Inc.	$ 16,219,892
138,000		Sherwin-Williams Co.	70,799,520
264,799		Vulcan Materials Co.	36,634,942
5,498,000	[2]	Yamana Gold, Inc.	16,219,100
		TOTAL	370,490,729
		Real Estate—2.6%
525,000		Americold Realty Trust	17,603,250
300,000	[1]	CBRE Group, Inc.	15,903,000
250,000		Crown Castle International Corp.	33,315,000
1,224,723		JBG Smith Properties	47,923,411
250,000	[2]	Lamar Advertising Co.	20,230,000
540,000		MGM Growth Properties LLC	16,124,400
390,000		Ryman Hospitality Properties	29,250,000
		TOTAL	180,349,061
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,511,105,439)	5,213,396,630
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		WARRANTS—0.1% [1]
		Health Care—0.1%
801,900	[1]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	2,293,193
421,550	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	1,774,473
1,735,000	[1]	ContraFect Corp., Warrants 7/27/2021	136,371
3,445,000	[1]	ContraFect Corp., Warrants 7/20/2022	331,754
848,250	[1]	Scynexis, Inc., Warrants 4/6/2021	141,827
1,017,000	[1]	Scynexis, Inc., Warrants 3/8/2023	456,531
		TOTAL WARRANTS (IDENTIFIED COST $51,800)	5,134,149
		INVESTMENT COMPANY—33.7%
137,036,338		Federated Government Obligations Fund, Premier Shares, 2.25%[5]	137,036,338
2,186,849,813		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.39%[5]	2,187,505,868
		TOTAL INVESTMENT COMPANY (IDENTIFIED COST $2,324,052,643)	2,324,542,206
		TOTAL INVESTMENT IN SECURITIES-109.5% (IDENTIFIED COST $4,840,209,883)	7,543,072,985
		OTHER ASSETS AND LIABILITIES - NET—(9.5)%[6]	(653,553,029)
		TOTAL NET ASSETS—100%	$ 6,889,519,956
4

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2019, were as follows:
	Balance of Shares Held 10/31/2018	Purchases/ Additions*	Sales/ Reductions*	Balance of Shares Held 7/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)*	Dividend Income*
Financials:
Hamilton Lane, Inc.**	865,685	—	(150,685)	715,000	$ 41,970,500	$ 11,630,540	$ 3,543,465	$564,541
Health Care:
Albireo Pharma, Inc	439,610	560,390	—	1,000,000	$ 25,890,000	$ (4,744,690)	$ —	$ —
Argenx SE	1,793,314	—	—	1,793,314	$252,145,753	$109,022,509	$ —	$ —
ARYA Sciences Acquisition Corp.	340,600	—	—	340,600	$ 3,654,638	$ 146,458	$ —	$ —
Calithera Biosciences, Inc.	2,349,072	848,830	—	3,197,902	$ 13,559,104	$ (925,859)	$ —	$ —
Catabasis Pharmaceuticals, Inc.***	8,019,000	843,100	(7,217,100)	1,645,000	$ 11,646,600	$ 2,274,883	$ —	$ —
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022***	8,019,000	—	(7,217,100)	801,900	$ 2,293,193	$ (27,505)	$ —	$ —
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	—	421,550	—	421,550	$ 1,774,473	$ 1,774,473	$ —	$ —
ContraFect Corp.**	5,502,500	—	(5,502,500)	—	$ —	$ 2,098,200	$ (6,378,929)	$ —
ContraFect Corp., Warrants 7/27/2021**	1,735,000	—	—	1,735,000	$ 136,371	$ (1,210,336)	$ —	$ —
ContraFect Corp., Warrants 7/20/2022**	3,445,000	—	—	3,445,000	$ 331,754	$ (1,844,798)	$ —	$ —
Corcept Therapeutics, Inc.	12,000,000	—	(2,969,922)	9,030,078	$101,678,678	$ (14,336,580)	$13,713,955	$ —
Dynavax Technologies Corp.	1,049,081	2,794,777	—	3,843,858	$ 10,609,048	$ (17,401,310)	$ —	$ —
Minerva Neurosciences, Inc.	6,075,000	808,346	—	6,883,346	$ 45,705,417	$ (26,235,995)	$ —	$ —
New Fortress Energy LLC	—	916,800	—	916,800	$ 10,891,584	$ (1,942,666)	$ —	$ —
SCYNEXIS, Inc.,	5,585,000	—	—	5,585,000	$ 6,255,200	$ 670,200	$ —	$ —
SCYNEXIS, Warrants, 4/6/2021	848,250	—	—	848,250	$ 141,827	$ 15,098	$ —	$ —
SCYNEXIS, Warrants, 3/8/2023	1,017,000	—	—	1,017,000	$ 456,531	$ 79,631	$ —	$ —
Soteira, Inc.	959,018	—	—	959,018	$ —	$ —	$ —	$ —
Uniqure N.V.**	1,200,000	400,000	(800,000)	800,000	$ 46,920,000	$ 31,785,969	$12,100,146	$ —
Affiliated Issuers no longer in the portfolio at period end	7,357,116	—	(7,357,116)	—	$ —	$ 36,618,657	$50,146,447	$ —
TOTAL OF AFFILIATED TRANSACTIONS	68,599,246	7,593,793	(31,214,423)	44,978,616	$576,060,671	$127,446,879	$73,125,084	$564,541
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2019, the Fund no longer has ownership of at least 5% voting shares.
***	A 1:10 reverse stock split occurred for this issue on July 31, 2019.
5

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	103,275,656	1,708,079,602	1,811,355,258
Purchases/Additions	1,069,601,748	2,807,681,969	3,877,283,717
Sales/Reductions	(1,035,841,066)	(2,328,911,758)	(3,364,846,718)
Balance of Shares Held 7/31/2019	137,036,338	2,186,849,813	2,323,792,257
Value	$ 137,036,338	$ 2,187,505,868	$ 2,324,542,206
Change in Unrealized Appreciation/Depreciation	N/A	$ 281,139	$ 281,139
Net Realized Gain/(Loss)	N/A	$ (58,532)	$ (58,532)
Dividend Income	$ 2,201,536	$ 35,538,343	$ 37,739,879
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Collateral Received
$537,073,678	$664,079,035
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2019, these restricted securities amounted to $47,970,960, which represented 0.7% of total net assets.
Additional information on restricted securities held at July 31, 2019, is as follows:
Security	Acquisition Date	Cost	Market Value
Agnico Eagle Mines Ltd.	12/26/2018	$46,638,013	$47,127,129
Apollo Investment Fund V	5/18/2001	$ 0	$ 93,209
Expand Networks Ltd.	9/22/2000	$ 2,500,000	$ 0
FA Private Equity Fund IV LP	3/4/2002	$ 0	$ 417,456
Infrastructure Fund	8/11/2000	$ 404,496	$ 0
Latin Healthcare Fund	11/28/2000	$ 0	$ 333,166
Multiplex, Inc., Pfd., Series C	2/22/2001	$ 5,000,001	$ 0
Sensable Technologies, Inc.	10/15/2004	$ 0	$ 0
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities. A significant portion of the balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
6

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricingservice evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
7

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,584,269,394	$ —	$12,723,356	$3,596,992,750
International	1,002,769,650	613,634,230	—	1,616,403,880
Preferred Stocks
Domestic	—	—	0	0
Debt Securities:
Warrants	—	5,134,149	—	5,134,149
Investment Companies	2,324,542,206	—	—	2,324,542,206
TOTAL SECURITIES	$6,911,581,250	$618,768,379	$12,723,356	$7,543,072,985
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
8

Federated Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—83.7%
		Communication Services—0.5%
375,000	[1]	Glu Mobile, Inc.	$ 2,797,500
1,337,200		Infrastrutture Wireless Italiane SPA	13,639,734
		TOTAL	16,437,234
		Consumer Discretionary—12.4%
100,000	[1,2]	Baozun, Inc., ADR	4,961,000
1,800,000	[1]	Boohoo Group PLC	5,250,344
110,000	[1]	Bright Horizons Family Solutions, Inc.	16,727,700
104,300	[1,2]	Canada Goose Holdings, Inc.	4,880,197
110,000	[1,2]	Chegg, Inc.	4,941,200
121,600		Choice Hotels International, Inc.	10,434,496
150,100	[1]	Delivery Hero SE	7,212,828
591,000		Delta Corp., Ltd.	1,298,280
130,000	[1,2]	Duluth Holdings, Inc.	1,579,500
402,000	[1]	Etsy, Inc.	26,942,040
136,800	[1,2]	Fiverr International Ltd.	3,474,720
292,800	[1,2]	Floor & Decor Holdings, Inc.	11,463,120
175,000	[1]	Frontdoor, Inc.	7,987,000
1,045,000	[1]	Global Fashion Group S.A.	4,696,092
515,000	[1,2]	Greenlane Holdings, Inc.	4,341,450
608,792	[1,2]	GreenTree Hospitality Group Ltd., ADR	6,909,789
367,400	[1,2]	GrubHub, Inc.	24,847,262
340,000	[1,2]	Levi Strauss & Co.	6,480,400
475,000	[1,2]	Lovesac Co./The	10,184,000
425,000	[1,2]	Luckin Coffee, Inc., ADR	10,323,250
199,100		Moncler S.p.A	8,161,359
13,992,067		NagaCorp Ltd.	21,100,441
370,000	[1]	National Vision Holdings, Inc.	11,688,300
157,900	[1]	Ollie's Bargain Outlet Holding, Inc.	13,372,551
530,000	[1]	Planet Fitness, Inc.	41,689,800
400,000	[1,2]	Revolve Group LLC	13,788,000
220,300	[2]	Six Flags Entertainment Corp.	11,638,449
225,800	[1]	Takeaway.com Holding BV	20,171,862
336,000	[1,2]	The RealReal, Inc.	8,248,800
2,500,000	[1]	Trainline PLC	13,012,267
142,000		Vail Resorts, Inc.	35,005,840
310,000	[2]	Wingstop, Inc.	29,632,900
710,000	[1,2]	YETI Holdings, Inc.	24,679,600
		TOTAL	427,124,837
		Consumer Staples—1.4%
90,000	[1,2]	Beyond Meat, Inc.	17,685,900
286,500	[1]	Freshpet, Inc.	12,935,475
453,800	[1]	Grocery Outlet Holding Corp.	17,670,972
		TOTAL	48,292,347
		Energy—0.7%
119,797		DMC Global, Inc.	6,258,195

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
2,038,500	[1]	Independence Contract Drilling, Inc.	$ 2,690,820
400,000	[1]	New Fortress Energy LLC	4,752,000
520,000	[1]	Rattler Midstream Partners LP	9,640,800
		TOTAL	23,341,815
		Financials—5.6%
400,000	[1]	ARYA Sciences Acquisition Corp.	4,292,000
1,160,000	[2]	Ares Management Corp.	33,930,000
3,047,746		Ashmore Group PLC	19,806,849
2,835,000		FinecoBank Banca Fineco SPA	28,087,289
715,000	[1,2]	Focus Financial Partners, Inc.	19,955,650
625,000		Hamilton Lane, Inc.	36,687,500
910,684	[1,2]	ProSight Global, Inc.	15,527,162
2,200,000	[1]	Tel Aviv Stock Exchange Ltd.	4,448,305
26,311		Tradeweb Markets, Inc.	1,246,089
2,055,000		Two Harbors Investment Co.	27,660,300
		TOTAL	191,641,144
		Health Care—26.3%
42,000	[1]	Adaptive Biotechnologies Corp.	1,619,100
410,000	[1]	Albireo Pharma, Inc.	10,614,900
984,869	[1,2]	Alector, Inc.	20,800,433
103,000	[1,3]	Alector, Inc., Restricted	2,091,609
1,258,900	[1,2]	Amarin Corporation PLC., ADR	23,402,951
925,000	[1]	Amicus Therapeutics, Inc.	11,470,000
875,000	[1]	Amphastar Pharmaceuticals, Inc.	17,631,250
495,000	[1,2]	AnaptysBio, Inc.	26,586,450
305,000	[1,2]	Argenx SE	42,883,987
337,211	[1,2]	Argenx SE, ADR	47,364,657
950,000	[1]	ArQule, Inc.	9,585,500
877,500	[1,2]	Atara Biotherapeutics, Inc.	12,521,925
550,000	[1,2]	aTyr Pharma, Inc.	1,930,500
210,000	[1,2]	CRISPR Therapeutics AG	10,644,900
3,564,959	[1]	Calithera Biosciences, Inc.	15,115,426
65,000	[1]	Castle Biosciences, Inc.	1,277,250
500,000	[1,2]	Catabasis Pharmaceuticals, Inc.	3,540,000
78,000	[1]	Charles River Laboratories International, Inc.	10,494,120
500,000	[1,2]	Charlotte's Web Holdings, Inc.	8,792,999
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	256,770
680,593	[1,2]	Cryoport, Inc.	13,931,739
89,555	[1]	Dexcom, Inc.	14,048,493
2,450,000	[1]	Dynavax Technologies Corp.	6,762,000
480,000	[1,2]	Editas Medicine, Inc.	12,120,000
99,400	[1,2]	GW Pharmaceuticals PLC, ADR	16,132,620
245,000	[1]	Galapagos NV	42,510,831
332,850	[1,2]	Galapagos NV, ADR	57,716,190
144,400	[1,2]	Glaukos Corp.	11,794,592
450,000	[1,2]	Gossamer Bio, Inc.	8,932,500
100,000	[1,2]	Guardant Health, Inc.	9,399,000
4,740,500	[1]	Horizon Discovery Group PLC	8,824,583
333,500	[1,2]	Inspire Medical Systems, Inc.	22,554,605

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
100,000	[1,2]	Insulet Corp.	$ 12,294,000
104,300	[1,2]	iRhythm Technologies, Inc.	8,671,502
849,378	[1,2]	MacroGenics, Inc.	12,222,549
101,208	[1]	Merus NV	1,594,026
1,649,743	[1]	Minerva Neurosciences, Inc.	10,954,294
420,625	[1]	NanoString Technologies, Inc.	13,821,738
415,000	[1,2]	Natera, Inc.	11,445,700
823,900	[1,2]	NeoGenomics, Inc.	20,078,443
101,800	[1]	PRA Health Sciences, Inc.	10,170,838
76,000	[1,2]	Penumbra, Inc.	12,737,600
57,613	[1]	Protalix Biotherapeutics, Inc.	21,599
510,000	[1,2]	Puma Biotechnology, Inc.	4,921,500
229,000	[1]	Repligen Corp.	21,615,310
500,000	[1,2]	Rhythm Pharmaceuticals, Inc.	9,625,000
325,000	[1,2]	Rubius Therapeutics, Inc.	4,322,500
370,000	[1,2]	SI-BONE, Inc.	6,652,600
1,144,000	[1,2]	Scynexis, Inc.	1,281,280
100,000	[1,2]	Silk Road Medical, Inc.	4,329,000
160,000	[1]	Stoke Therapeutics, Inc.	3,942,400
297,900	[1]	Tandem Diabetes Care, Inc.	18,895,797
237,500	[1,2]	Teladoc, Inc.	16,207,000
1,325,000	[1,2]	Translate Bio, Inc.	10,626,500
187,529	[1,2]	TransMedics Group, Inc.	4,450,063
273,100	[1,2]	Tricida, Inc.	8,619,036
290,400	[1,2]	Turning Point Therapeutics, Inc.	11,569,536
162,300	[1,2]	Twist Bioscience Corp.	5,472,756
412,200	[1,2]	Ultragenyx Pharmaceutical, Inc.	24,839,172
550,000	[1,2]	UniQure N.V.	32,257,500
822,570	[3]	United Therapeutics Corp.	217,981
305,329	[1]	Vapotherm, Inc.	4,912,744
220,800	[1]	Veeva Systems, Inc.	36,630,720
475,000	[1,2]	Vericel Corp.	9,082,000
300,000	[1,2]	Xeris Pharmaceuticals, Inc.	3,510,000
650,000	[1,2]	Zai Lab Ltd., ADR	20,878,000
440,000	[1,2]	Zogenix, Inc.	21,194,800
		TOTAL	903,417,364
		Industrials—8.9%
760,000		Air Lease Corp.	31,760,400
735,000		Aramex PJSC	880,660
480,676	[1]	Astronics Corp.	17,708,104
1,165,000	[1,2]	Azul S.A., ADR	47,415,500
3,345,054		Biffa PLC	8,928,224
249,700	[1]	Chart Industries, Inc.	18,859,841
495,000	[1,2]	Colfax Corp.	13,701,600
195,000		Comfort Systems USA, Inc.	8,190,000
41,700	[1]	CoStar Group, Inc.	25,662,180
1,200,000	[1,2]	Dirtt Environmental Solutions Ltd.	6,291,862
1,025,000	[1]	GMS, Inc.	23,072,750
40,000		HeadHunter Group PLC, ADR	727,200

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
425,000	[1]	Mercury Systems, Inc.	$ 34,646,000
347,000	[1]	Parsons Corp.	12,738,370
1,025,000	[1]	Quest Resource Holding Corp.	2,470,250
272,500	[1,2]	Trex Co., Inc.	22,276,875
992,000	[1,2]	Upwork, Inc.	16,308,480
470,500	[1,2]	Willdan Group, Inc.	16,458,090
		TOTAL	308,096,386
		Information Technology—22.1%
337,800	[1,2]	Alarm.com Holdings, Inc.	16,859,598
300,000	[1,2]	Alteryx, Inc.	35,262,000
350,000	[1]	Anaplan, Inc.	19,929,000
171,200	[1]	Avalara, Inc.	13,949,376
3,500,000		Avast PLC	14,310,467
260,000	[1]	Blackline, Inc.	11,596,000
350,000	[1,2]	Box, Inc.	5,789,000
2,000,000	[1]	Camtek Ltd.	19,640,000
460,000	[1,2]	Carbon Black, Inc.	8,560,600
260,000	[1,2]	Ceridian HCM Holding, Inc.	13,860,600
500,000	[1,2]	Cloudera, Inc.	2,990,000
87,000	[1]	Coupa Software, Inc.	11,806,770
81,600	[1,2]	DocuSign, Inc.	4,220,352
767,000	[1,2]	Domo, Inc.	21,276,580
415,148	[1]	Endava PLC, ADR	15,360,476
410,000	[1,2]	Envestnet, Inc.	29,278,100
285,000	[1,2]	Everbridge, Inc.	29,155,500
715,000	[1,2]	Fastly, Inc.	15,515,500
275,500	[1,2]	Forescout Technologies, Inc.	10,292,680
400,000	[1,2]	GDS Holdings Ltd., ADR	16,472,000
625,000	[1,2]	GTT Communications, Inc.	7,562,500
226,600	[1]	GoDaddy, Inc.	16,627,908
750,000	[2]	Kemet Corp.	15,090,000
4,325,000	[1]	Limelight Networks, Inc.	11,720,750
1,111,998	[1,2]	Magnachip Semiconductor Corp.	12,287,578
270,731	[1]	Medallia, Inc.	10,788,630
321,800	[1]	Mimecast Ltd.	15,317,680
2,000,000	[1]	Mobile Iron, Inc.	13,800,000
2,050,000	[1]	Nearmap Ltd.	4,699,129
3,500,000	[1]	Network International Holdings Ltd.	26,007,220
625,000	[1,2]	nLight, Inc.	10,275,000
154,474	[1,2]	Novoste Corp.	12,989,719
145,000	[1]	Pluralsight, Inc.	4,450,050
300,000	[1]	Pushpay Holdings Ltd.	659,228
425,000	[1]	Q2 Holdings, Inc.	33,944,750
520,000	[1]	Radware Ltd.	13,717,600
564,200	[1,2]	Rapid7, Inc.	34,218,730
350,000	[1,2]	RealPage, Inc.	21,868,000
506,309	[1,2]	Repay Holdings Corp.	5,883,310
50,000	[1,2]	RingCentral, Inc.	7,099,000
50,400	[1]	Rogers Corp.	7,996,464

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
611,041	[1]	SailPoint Technologies Holding	$ 12,917,407
55,500	[1]	Shopify, Inc.	17,642,340
580,000	[1,2]	ShotSpotter, Inc.	21,802,200
700,000	[1]	Smartsheet, Inc.	34,937,000
540,000	[1,2]	Tufin Software Technologies Ltd.	11,788,200
78,200	[1]	Tyler Technologies, Inc.	18,247,970
176,500	[1]	WNS Holdings Ltd., ADR	11,123,030
170,300	[1,2]	Zendesk, Inc.	14,230,268
150,000	[1,2]	Zscaler, Inc.	12,640,500
		TOTAL	758,456,760
		Materials—1.0%
207,000		Eagle Materials, Inc.	17,135,460
200,000	[1]	Endeavour Financial Corp.	3,736,930
126,600	[1,2]	Ingevity Corp.	12,475,164
		TOTAL	33,347,554
		Real Estate—4.8%
766,000		Americold Realty Trust	25,683,980
200,000	[1]	Cushman & Wakefield PLC	3,968,000
400,000		Easterly Government Properties, Inc.	7,548,000
760,000		JBG Smith Properties	29,738,800
278,000	[2]	Lamar Advertising Co.	22,495,760
705,700		MGM Growth Properties LLC	21,072,202
365,900	[2]	QTS Realty Trust, Inc.	16,933,852
520,300		Ryman Hospitality Properties	39,022,500
		TOTAL	166,463,094
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,070,935,766)	2,876,618,535
		CORPORATE BONDS—0.1%
		Consumer Discretionary—0.1%
$1,000,000		Baozun, Inc., Conv. Bond, 144A, 1.625%, 5/1/2024	1,159,120
500,000		Chegg, Inc., Conv. Bond, 144A, 0.125%, 3/15/2025	560,490
2,500,000		NagaCorp Ltd., Sr. Unsecd. Note, 144A, 9.375%, 5/21/2021	2,652,295
		TOTAL	4,371,905
		Information Technology—0.0%
250,000		Pluralsight, Inc., Conv. Bond, 144A, 0.375%, 3/1/2024	272,592
500,000		Q2 Holdings, Inc., Conv. Bond, 0.750%, 6/1/2026	555,165
		TOTAL	827,757
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,734,050)	5,199,662
	[1]	WARRANTS—0.0%
		Health Care—0.0%
129,500		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	545,117
176,600		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	505,023
467,500		ContraFect Corp., Warrants 7/20/2022	45,020
222,500		ContraFect Corp., Warrants 7/27/2021	17,489
154,800		Scynexis, Inc., Warrants 3/8/2023	69,490
109,440		Scynexis, Inc., Warrants 4/6/2021	18,298
		TOTAL WARRANTS (IDENTIFIED COST $6,900)	1,200,437

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—33.5%
116,617,166	Federated Government Obligations Fund, Premier Shares, 2.25%[4]	$ 116,617,166
1,034,212,621	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.39%[4]	1,034,522,885
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,150,979,399)	1,151,140,051
	TOTAL INVESTMENT IN SECURITIES—117.3% (IDENTIFIED COST $3,226,656,115)	4,034,158,685
	OTHER ASSETS AND LIABILITIES - NET—(17.3)%[5]	(596,384,700)
	TOTAL NET ASSETS—100%	$ 3,437,773,985
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2019, were as follows:
Affiliated	Balance of Shares Held 10/31/2018	Purchases/ Additions**	Sales/ Reductions**	Balance of Shares Held 7/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)**	Dividend Income**
Consumer Discretionary:
Baozun, Inc., ADR	—	100,000	—	100,000	$ 4,961,000	$ 766,369	$ —	$ —
Baozun, Inc., Conv. Bond, 144A, 1.625%, 5/1/2024	—	1,000,000	—	1,000,000	$ 1,159,120	$ 159,120	$ —	$ 5,010
Greenlane Holdings, Inc.	—	515,000	—	515,000	$ 4,341,450	$ (4,870,266)	$ —	$ —
Energy:
New Fortress Energy LLC	—	400,000	—	400,000	$ 4,752,000	$ (287,323)	$ —	$ —
Financials:
ARYA Sciences Acquisition Corp.	350,000	50,000	—	400,000	$ 4,292,000	$ 164,635	$ —	$ —
Hamilton Lane, Inc.*	415,000	210,000	—	625,000	$36,687,500	$ 11,164,684	$ —	$348,250
Tel Aviv Stock Exchange Ltd.	—	2,200,000	—	2,200,000	$ 4,448,305	$ (26,635)	$ —	$ —
Health Care:
Albireo Pharma, Inc.	134,756	275,244	—	410,000	$10,614,900	$ (1,820,775)	$ —	$ —
Argenx SE	253,560	51,440	—	305,000	$42,883,987	$ 16,216,346	$ —	$ —
Argenx SE, ADR	337,211	—	—	337,211	$47,364,657	$ 20,384,405	$ —	$ —
aTyr Pharma, Inc.****	—	7,415,592	(6,865,592)	550,000	$ 1,930,500	$ (2,146,925)	$1.00	$ —
Calithera Biosciences, Inc.	899,150	2,665,809	—	3,564,959	$15,115,426	$ (1,702,348)	$ —	$ —
Catabasis Pharmaceuticals, Inc.***	2,200,000	280,000	(1,980,000)	500,000	$ 3,540,000	$ 731,548	$ —	$ —
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022***	1,766,000	—	(1,589,400)	176,600	$ 505,023	$ (6,057)	$ —	$ —
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	—	129,500	—	129,500	$ 545,117	$ 545,117	$ —	$ —
ContraFect Corp., Warrants 7/20/2022*	467,500	—	—	467,500	$ 45,020	$ (250,346)	$ —	$ —
ContraFect Corp., Warrants 7/27/2021*	222,500	—	—	222,500	$ 17,489	$ (155,216)	$ —	$ —
Dynavax Technologies Corp.	521,000	1,929,000	—	2,450,000	$ 6,762,000	$(11,830,493)	$ —	$ —
Minerva Neurosciences, Inc.	1,297,300	352,443	—	1,649,743	$10,954,294	$ (5,586,954)	$ —	$ —
Scynexis, Inc.	1,144,000	—	—	1,144,000	$ 1,281,280	$ 137,280	$ —	$ —
Scynexis, Inc., Warrants 3/8/2023	154,800	—	—	154,800	$ 69,490	$ 12,121	$ —	$ —
Scynexis, Inc., Warrants 4/6/2021	109,440	—	—	109,440	$ 18,298	$ 1,948	$ —	$ —
UniQure N.V*	333,000	217,000	—	550,000	$32,257,500	$ 12,359,795	$ —	$ —

Affiliated	Balance of Shares Held 10/31/2018	Purchases/ Additions**	Sales/ Reductions**	Balance of Shares Held 7/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)**	Dividend Income**
Industrials:
Quest Resource Holding Corp.	—	1,025,000	—	1,025,000	$ 2,470,250	$ 932,750	$ —	$ —
Information Technology:
Camtek Ltd.	1,550,000	450,000	—	2,000,000	$ 19,640,000	$ 3,894,501	$ —	$ —
Fastly, Inc.	—	715,000	—	715,000	$ 15,515,500	$ 2,456,356	$ —	$ —
ShotSpotter, Inc.	300,700	288,200	(8,900)	580,000	$ 21,802,200	$ (707,714)	$ 54,664	$ —
Affiliated Issuers no longer in the portfolio at period end	1,422,000	33,700	(1,455,700)	—	$ —	$ 5,984,915	$4,836,726	$ —
TOTAL OF AFFILIATED TRANSACTIONS	13,877,917	20,302,928	(11,899,592)	22,281,253	$293,974,306	$46,520,838	$4,891,391	$353,260
*	At July 31, 2019, the Fund no longer has ownership of at least 5% of the voting shares.
**	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
***	A 1:10 reverse stock split occurred for this issue on December 31, 2018.
****	A 1:14 reverse stock split occurred for this issue on June 28, 2019.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	61,870,714	361,272,309	423,143,023
Purchases/Additions	558,830,601	1,828,188,964	2,387,019,565
Sales/Reductions	(504,084,149)	(1,155,248,652)	(1,659,332,801)
Balance of Shares Held 7/31/2019	116,617,166	1,034,212,621	1,150,829,787
Value	$ 116,617,166	$ 1,034,522,885	$ 1,151,140,051
Change in Unrealized Appreciation/Depreciation	N/A	$ 129,405	$ 129,405
Net Realized Gain/(Loss)	N/A	$ (10,611)	$ (10,611)
Dividend Income	$ 1,662,247	$ 12,763,932	$ 14,426,179
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2019, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$580,785,605	$607,451,524
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,127,646,860	$ —	$2,091,609	$2,129,738,469
International	467,523,696	278,881,619	474,751	746,880,066
Debt Securities:
Corporate Bonds	—	5,199,662	—	5,199,662
Warrants	—	1,200,437	—	1,200,437
Investment Companies	1,151,140,051	—	—	1,151,140,051
TOTAL SECURITIES	$3,746,310,607	$285,281,718	$2,566,360	$4,034,158,685
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt

Federated Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—96.7%
		Communication Services—6.2%
46,400	[1]	Alphabet, Inc., Class A	$ 56,524,480
371,800	[1]	Facebook, Inc.	72,214,714
1,134,500	[1]	T-Mobile USA, Inc.	90,453,685
		TOTAL	219,192,879
		Consumer Discretionary—13.1%
207,700	[1]	Alibaba Group Holding Ltd., ADR	35,954,947
54,535	[1]	Amazon.com, Inc.	101,804,847
550,700		Hilton Worldwide Holdings, Inc.	53,170,085
256,400		Home Depot, Inc.	54,790,116
760,000		Las Vegas Sands Corp.	45,934,400
320,700	[1]	Lululemon Athletica, Inc.	61,282,563
20	[1,2]	New Cotai LLC/Capital	0
948,400		TJX Cos., Inc.	51,744,704
152,800	[1]	Ulta Beauty, Inc.	53,365,400
		TOTAL	458,047,062
		Consumer Staples—1.2%
213,600		Constellation Brands, Inc., Class A	42,040,752
		Financials—4.2%
155,700		BlackRock, Inc.	72,817,776
630,200		JPMorgan Chase & Co.	73,103,200
		TOTAL	145,920,976
		Health Care—21.9%
425,000		Abbott Laboratories	37,017,500
520,000	[1]	Alcon, Inc.	30,076,242
453,500	[1]	Alnylam Pharmaceuticals, Inc.	35,187,065
1,302,877	[1]	Boston Scientific Corp.	55,320,157
134,053	[1]	Dexcom, Inc.	21,028,894
186,500	[1]	Edwards Lifesciences Corp.	39,696,525
1,185,000	[1]	Elanco Animal Health, Inc.	39,057,600
533,780	[1,3]	Galapagos NV, ADR	92,557,452
343,000	[1]	Genmab A/S	63,225,854
450,000	[1]	Genmab A/S, ADR	8,230,500
250,000	[1]	IDEXX Laboratories, Inc.	70,512,500
50,000	[1]	Illumina, Inc.	14,969,000
18,500	[1]	Intuitive Surgical, Inc.	9,610,935
1,259,000	[1]	Mylan NV	26,313,100
171,700		Stryker Corp.	36,019,226
609,600	[1]	Veeva Systems, Inc.	101,132,640
210,000	[1]	Vertex Pharmaceuticals, Inc.	34,990,200
450,000		Zoetis, Inc.	51,700,500
		TOTAL	766,645,890
		Industrials—11.3%
1,049,000	[1]	AerCap Holdings NV	57,201,970
30,600	[1]	CoStar Group, Inc.	18,831,240
1,115,000	[1]	IHS Markit Ltd.	71,828,300
670,900		Ingersoll-Rand PLC, Class A	82,963,494
253,000		Roper Technologies, Inc.	92,003,450
1

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
51,800		Union Pacific Corp.	$ 9,321,410
415,000		Verisk Analytics, Inc.	62,963,800
		TOTAL	395,113,664
		Information Technology—33.4%
155,000		Apple, Inc.	33,021,200
285,000		Broadcom, Inc.	82,647,150
1,250,000	[1]	Dropbox, Inc.	29,450,000
816,049		Fidelity National Information Services, Inc.	108,738,488
680,000	[1]	GoDaddy, Inc.	49,898,400
923,000		Marvell Technology Group Ltd.	24,237,980
371,500		Mastercard, Inc.	101,148,305
1,090,500		Microsoft Corp.	148,602,435
2,000,000	[1,3]	PagSeguro Digital Ltd.	86,960,000
150,000	[1]	Palo Alto Networks, Inc.	33,981,000
625,000	[1]	Salesforce.com, Inc.	96,562,500
396,300	[1]	ServiceNow, Inc.	109,929,657
625,000	[1]	Splunk, Inc.	84,568,750
618,400		Visa, Inc., Class A	110,075,200
350,000	[1]	Workday, Inc.	69,993,000
		TOTAL	1,169,814,065
		Materials—2.4%
109,636		Sherwin-Williams Co.	56,247,654
208,000		Vulcan Materials Co.	28,776,800
		TOTAL	85,024,454
		Real Estate—3.0%
1,000,000	[1]	CBRE Group, Inc.	53,010,000
393,700		Crown Castle International Corp.	52,464,462
		TOTAL	105,474,462
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,844,742,881)	3,387,274,204
		INVESTMENT COMPANIES—4.8%
31,743,832		Federated Government Obligations Fund, Premier Shares, 2.25%[4]	31,743,832
137,657,938		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.39%[4]	137,699,235
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $169,421,678)	169,443,067
		TOTAL INVESTMENT IN SECURITIES-101.5% (IDENTIFIED COST $2,014,164,559)	3,556,717,271
		OTHER ASSETS AND LIABILITIES-NET—(1.5)%[5]	(52,845,218)
		TOTAL NET ASSETS—100%	$ 3,503,872,053
2

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	42,486,279	125,145,435	167,631,714
Purchases/Additions	293,431,318	831,589,711	1,125,021,029
Sales/Reductions	(304,173,765)	(819,077,208)	(1,123,250,973)
Balance of Shares Held 7/31/2019	31,743,832	137,657,938	169,401,770
Value	$ 31,743,832	$ 137,699,235	$ 169,443,067
Change in Unrealized Appreciation/Depreciation	N/A	$ 18,425	$ 18,425
Net Realized Gain	N/A	$ 14,096	$ 14,096
Dividend Income	$ 600,083	$ 2,520,461	$ 3,120,544
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$73,443,404	$76,809,950
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key
3

inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,013,067,239	$ —	$ 0	$3,013,067,239
International	280,904,869	93,302,096	—	374,206,965
Investment Companies	169,443,067	—	—	169,443,067
TOTAL SECURITIES	$3,463,415,175	$93,302,096	$ 0	$3,556,717,271
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4

Federated MDT Mid Cap Growth Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Communication Services—5.6%
117,453	[1]	AMC Networks, Inc.	$ 6,269,641
39,615	[1]	IAC Interactive Corp.	9,469,966
135,469	[1]	Live Nation Entertainment, Inc.	9,761,896
19,337		Omnicom Group, Inc.	1,551,214
36,449	[1]	TripAdvisor, Inc.	1,609,223
126,376	[1]	Twitter, Inc.	5,346,969
		TOTAL	34,008,909
		Consumer Discretionary—15.8%
6,403		Advance Auto Parts, Inc.	964,548
3,750	[1]	AutoZone, Inc.	4,211,400
2,675	[1]	Bright Horizons Family Solutions, Inc.	406,787
33,940	[1]	Burlington Stores, Inc.	6,134,655
9,066	[1]	Chipotle Mexican Grill, Inc.	7,212,275
8,127		Dollar General Corp.	1,089,180
171,553		Dunkin' Brands Group, Inc.	13,751,688
73,990		Expedia Group, Inc.	9,821,433
74,300	[1,2]	GNC Holdings, Inc.	154,544
24,395		Harley-Davidson, Inc.	872,853
122,981		Hilton Worldwide Holdings, Inc.	11,873,816
22,724	[1]	Lululemon Athletica, Inc.	4,342,329
17,617		Pulte Group, Inc.	555,112
56,610	[1]	Tempur Sealy International, Inc.	4,541,254
81,579		The Wendy's Co.	1,483,922
49,522		Tractor Supply Co.	5,388,489
217,730	[1]	Under Armour, Inc., Class A	5,023,031
51,407	[1]	Urban Outfitters, Inc.	1,224,001
34,800	[1,2]	Visteon Corp.	2,292,624
288,771		Wyndham Destinations, Inc.	13,589,563
		TOTAL	94,933,504
		Consumer Staples—2.9%
31,117		Campbell Soup Co.	1,286,377
78,385		Church and Dwight, Inc.	5,913,365
13,762		Clorox Co.	2,237,701
36,882		Hershey Foods Corp.	5,596,475
50,882		Nu Skin Enterprises, Inc., Class A	2,034,262
10,054	[1]	Pilgrim's Pride Corp.	272,061
		TOTAL	17,340,241
		Energy—1.4%
218,789		Continental Resources, Inc.	8,132,387
		Financials—5.4%
75,698		Citizens Financial Group, Inc.	2,820,508
1,666	[1]	Credit Acceptance Corp.	796,398
40,939		Everest Re Group Ltd.	10,097,195
12,420		LPL Investment Holdings, Inc.	1,041,665
1,173	[1]	LendingTree, Inc.	378,340
46,997		MSCI, Inc., Class A	10,679,598
2,857		Marketaxess Holdings, Inc.	962,923
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
32,559		RenaissanceRe Holdings Ltd.	$ 5,898,063
		TOTAL	32,674,690
		Health Care—14.8%
76,740	[1]	Alkermes, Inc.	1,777,298
34,773		AmerisourceBergen Corp.	3,030,467
53,397		Bruker Corp.	2,555,046
16,897	[1]	Charles River Laboratories International, Inc.	2,273,322
71,028	[1]	Exelixis, Inc.	1,510,766
39,458	[1]	Hologic, Inc.	2,022,223
56,947	[1]	IDEXX Laboratories, Inc.	16,061,901
121,982	[1]	Incyte Genomics, Inc.	10,358,711
1,553	[1]	Insulet Corp.	190,926
4,439	[1]	Ionis Pharmaceuticals, Inc.	292,353
45,703	[1]	Jazz Pharmaceuticals PLC.	6,370,084
2,376	[1]	Masimo Corp.	375,052
23,252	[1]	Mettler-Toledo International, Inc.	17,595,951
29,484	[1]	Molina Healthcare, Inc.	3,914,886
8,096	[1]	SAGE Therapeutics, Inc.	1,298,113
118,425	[1]	Veeva Systems, Inc.	19,646,707
		TOTAL	89,273,806
		Industrials—15.4%
49,189		Alaska Air Group, Inc.	3,116,615
2,356		Armstrong World Industries, Inc.	230,205
31,642	[1]	CoStar Group, Inc.	19,472,487
6,527		Fortive Corp.	496,378
7,804		Grainger (W.W.), Inc.	2,271,198
3,842	[1]	HD Supply, Inc.	155,639
134,021		Heico Corp.	18,327,372
24,389		Ingersoll-Rand PLC, Class A	3,015,944
92,593	[1]	Jet Blue Airways Corp.	1,780,563
49,066		L3Harris Technologies, Inc.	10,186,102
33,217		Lennox International, Inc.	8,519,496
49,868		MSC Industrial Direct Co.	3,543,121
191,814		Masco Corp.	7,820,257
1,284	[1]	Middleby Corp.	172,544
35,233		Pitney Bowes, Inc.	142,694
107,189		R.R. Donnelley & Sons Co.	216,522
77,552		Robert Half International, Inc.	4,684,916
11,676	[1]	Transdigm Group, Inc.	5,667,997
31,019		TransUnion	2,568,063
2,123		Woodward, Inc.	237,861
		TOTAL	92,625,974
		Information Technology—34.1%
48,773	[1]	Akamai Technologies, Inc.	4,298,365
91,105	[1]	Ansys, Inc.	18,505,248
16,698	[1]	Atlassian Corp. PLC	2,339,724
22,168	[1]	Autodesk, Inc.	3,461,977
205,087		Booz Allen Hamilton Holding Corp.	14,099,731
145,216		CDW Corp.	17,158,723
256,906	[1]	Cadence Design Systems, Inc.	18,987,922
82,862	[1]	CoreLogic, Inc.	3,776,021
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
44,733	[1]	Coupa Software, Inc.	$ 6,070,715
22,119	[1]	Fair Isaac & Co., Inc.	7,684,583
42,404	[1]	FleetCor Technologies, Inc.	12,049,945
26,476	[1]	Fortinet, Inc.	2,126,288
112,144		Global Payments, Inc.	18,831,220
19,646	[1,2]	HubSpot, Inc.	3,511,133
23,655		LogMeIn, Inc.	1,797,070
4,705	[1]	Manhattan Associates, Inc.	399,878
3,455		Motorola, Inc.	573,392
91,367		NetApp, Inc.	5,344,056
75,022	[1]	ON Semiconductor Corp.	1,613,723
15,427	[1]	Okta, Inc.	2,018,314
6,595		Paychex, Inc.	547,715
27,604	[1]	Paycom Software, Inc.	6,645,663
24,193	[1]	RingCentral, Inc.	3,434,922
41,135	[1]	ServiceNow, Inc.	11,410,438
32,567		Universal Display Corp.	6,874,242
81,531	[1]	WEX, Inc.	17,779,465
6,880		Western Union Co.	144,480
35,817	[1]	Zebra Technologies Corp., Class A	7,553,447
78,716	[1]	Zendesk, Inc.	6,577,509
		TOTAL	205,615,909
		Materials—2.6%
173,376	[1]	Axalta Coating Systems Ltd.	5,137,131
99,843		Grace (W.R.) & Co.	6,770,354
30,405		Scotts Miracle-Gro Co.	3,410,833
11,801		Sealed Air Corp.	493,163
		TOTAL	15,811,481
		TOTAL COMMON STOCKS (IDENTIFIED COST $514,633,157)	590,416,901
		INVESTMENT COMPANIES—1.8%
476,375		Federated Government Obligations Fund, Premier Shares, 2.25%[3]	476,375
10,326,355		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.39%[3]	10,329,453
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,804,292)	10,805,828
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $525,437,449)	601,222,729
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	1,294,321
		TOTAL NET ASSETS—100%	$ 602,517,050
3

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	1,554,170	7,344,861	8,899,031
Purchases/Additions	37,293,523	127,833,230	165,126,753
Sales/Reductions	(38,371,318)	(124,851,736)	(163,223,054)
Balance of Shares Held 7/31/2019	476,375	10,326,355	10,802,730
Value	$ 476,375	$ 10,329,453	$ 10,805,828
Change in Unrealized Appreciation/Depreciation	N/A	$ (252)	$ (252)
Net Realized Gain/(Loss)	N/A	$ 2,640	$ 2,640
Dividend Income	$ 44,017	$ 211,574	$ 255,591
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$450,184	$476,375
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and
4

assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5

Federated Absolute Return Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares			Value
		COMMON STOCK—0.0%
		Metals & Mining—0.0%
4,315	[1]	Lithion Energy (IDENTIFIED COST $0)	$ $1,373
		EXCHANGE-TRADED FUNDS—97.2%
105,726		iShares Core International Aggregate Bond ETF	5,831,846
99,153		iShares Core MSCI Emerging Markets ETF	4,975,498
104,380		iShares Lehman Aggregate Bond Fund	11,617,494
213,902		iShares MSCI EAFE ETF	13,785,984
8,544		iShares Russell 2000 Value ETF	1,337,649
58,036		iShares S&P 500 Index Fund	17,366,112
207,865		SPDR Bloomberg Barclays Emerging Markets	5,782,804
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $61,273,647)	60,697,387
		INVESTMENT COMPANY—1.2%
736,579		Federated Government Obligations Fund, Premier Shares, 2.250%[2] (IDENTIFIED COST $736,579)	736,579
		TOTAL INVESTMENT IN SECURITIES—98.4% (IDENTIFIED COST $62,010,226)	61,435,339
		OTHER ASSETS AND LIABILITIES - NET—1.6%[3]	1,000,292
		TOTAL NET ASSETS—100%	$ 62,435,631

	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	15,935,824	—	15,935,824
Purchases/Additions	109,181,455	94,854,203	204,035,658
Sales/Reductions	(125,117,279)	(94,117,624)	(219,234,903)
Balance of Shares Held 7/31/2019	—	736,579	736,579
Value	$ —	$ 736,579	$ 736,579
Change in Unrealized Appreciation/Depreciation	$ 1,601	$ —	$ 1,601
Net Realized Gain/(Loss)	$ 2,215	$ —	$ 2,215
Dividend Income	$ 389,893	$ 72,583	$ 462,476
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers,
1

analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipts
2

Federated Global Strategic Value Dividend Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—105.8%
		Australia—1.8%
1,480		Sonic Healthcare Ltd.	$ 28,300
		Canada—16.9%
970		BCE, Inc.	43,833
599		Canadian Imperial Bank of Commerce	47,124
430		Emera, Inc.	17,854
1,309		Enbridge, Inc.	43,719
620		Fortis, Inc. / Canada	24,437
930		TC Energy Corp.	45,535
1,085		TELUS Corp.	38,963
		TOTAL	261,465
		France—12.3%
825		BNP Paribas SA	38,336
205		Danone SA	17,773
600		Sanofi	50,063
1,055		Scor SA	43,369
790		Total SA	40,935
		TOTAL	190,476
		Germany—2.9%
190		Muenchener Rueckversicherungs-Gesellschaft AG	45,804
		Italy—2.0%
4,435		Enel SpA	30,394
		Japan—2.4%
1,525		NTT DOCOMO, Inc.	36,561
		Singapore—0.7%
4,390		Singapore Telecom Ltd.	10,601
		Spain—1.7%
2,750		Iberdrola SA	26,056
63	[1]	Iberdrola SA	597
		TOTAL	26,653
		Switzerland—2.9%
130		Zurich Insurance Group AG	45,214
		United Kingdom—17.2%
5,170		Amcor PLC, GDR	54,906
2,060		BAE Systems PLC	13,695
5,530		BP PLC	36,469
255		British American Tobacco PLC	9,099
2,510		GlaxoSmithKline PLC	51,941
2,759		National Grid-SP PLC	28,357
2,130		SSE PLC	28,446
445		Unilever PLC	26,802
9,375		Vodafone Group PLC	17,075
		TOTAL	266,790
		United States—45.0%
938		AbbVie, Inc.	62,490
235		Altria Group, Inc.	11,061
1,689		AT&T, Inc.	57,510
1

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United States—continued
235	Chevron Corp.	$ 28,931
140	Crown Castle International Corp.	18,656
200	Digital Realty Trust, Inc.	22,872
555	Dominion Energy, Inc.	41,231
335	Duke Energy Corp.	29,051
470	Exxon Mobil Corp.	34,949
130	Gilead Sciences, Inc.	8,518
150	Kimberly-Clark Corp.	20,347
380	Occidental Petroleum Corp.	19,517
405	Omega Healthcare Investors, Inc.	14,702
290	PepsiCo, Inc.	37,065
670	Pfizer, Inc.	26,023
275	Philip Morris International, Inc.	22,993
190	PNC Financial Services Group	27,151
920	PPL Corp.	27,260
105	Procter & Gamble Co.	12,394
1,660	Regions Financial Corp.	26,444
1,180	The Coca-Cola Co.	62,103
385	United Parcel Service, Inc.	45,996
710	Verizon Communications, Inc.	39,242
	TOTAL	696,506
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,622,651)	1,638,764
	INVESTMENT COMPANY—1.0%
15,112	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.390%[2] (IDENTIFIED COST $15,116)	15,116
	TOTAL INVESTMENT IN SECURITIES—106.8% (IDENTIFIED COST $1,637,767)	1,653,880
	OTHER ASSETS AND LIABILITIES - NET—(6.8)%[3]	(105,368)
	TOTAL NET ASSETS—100%	$ 1,548,512
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2018	109,153
Purchases/Additions	439,701
Sales/Reductions	(533,742)
Balance of Shares Held 7/31/2019	15,112
Value	$ 15,116
Change in Unrealized Appreciation/Depreciation	$ —
Net Realized Gain/(Loss)	$ 3
Dividend Income	$ 324
1	Non-income producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
2

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$ 696,506	$ —	$—	$ 696,506
International	316,371	625,887	—	942,258
Investment Company	15,116	—	—	15,116
TOTAL SECURITIES	$1,027,993	$625,887	$—	$1,653,880
The following acronym is used throughout this portfolio:
GDR	—Global Depositary Receipt
4

Federated Strategic Value Dividend Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—98.9%
	Communication Services—15.0%
17,209,884	AT&T, Inc.	5.99%	$ 585,996,550
6,664,485	BCE, Inc.	4.52	301,159,180
6,527,491	Verizon Communications, Inc.	4.36	360,774,427
104,967,014	Vodafone Group PLC	5.45	191,175,763
	TOTAL		1,439,105,920
	Consumer Discretionary—0.7%
390,550	Cracker Barrel Old Country Store, Inc.	2.99	67,842,441
	Consumer Staples—19.6%
5,498,141	Altria Group, Inc.	6.80	258,797,497
3,526,475	British American Tobacco PLC	6.88	125,836,394
1,412,850	Kimberly-Clark Corp.	3.04	191,653,103
2,229,425	PepsiCo, Inc.	2.99	284,942,809
6,375,903	Philip Morris International, Inc.	5.45	533,089,250
822,680	Procter & Gamble Co.	2.53	97,109,147
7,376,375	The Coca-Cola Co.	3.04	388,218,616
	TOTAL		1,879,646,816
	Energy—17.3%
58,464,675	BP PLC	6.14	385,564,435
2,835,174	Chevron Corp.	3.87	349,038,271
4,986,925	Enbridge, Inc.	5.69	166,558,307
5,185,700	Exxon Mobil Corp.	4.68	385,608,652
3,408,640	Occidental Petroleum Corp.	6.15	175,067,750
3,954,225	Total S.A.	4.77	204,895,944
	TOTAL		1,666,733,359
	Financials—5.9%
1,174,950	Canadian Imperial Bank of Commerce	4.58	92,434,504
4,408,250	Invesco Ltd.	6.46	84,594,318
6,363,525	KeyCorp	4.03	116,897,954
98,169	Muenchener Rueckversicherungs-Gesellschaft AG	3.61	23,666,219
949,975	PNC Financial Services Group	3.22	135,751,428
6,918,100	Regions Financial Corp.	3.89	110,205,333
	TOTAL		563,549,756
	Health Care—10.7%
5,788,000	AbbVie, Inc.	6.42	385,596,560
739,750	Gilead Sciences, Inc.	3.85	48,468,420
15,546,273	GlaxoSmithKline PLC	4.70	321,708,014
6,972,700	Pfizer, Inc.	3.71	270,819,668
	TOTAL		1,026,592,662
	Industrials—3.0%
2,380,975	United Parcel Service, Inc.	3.21	284,455,083
	Information Technology—0.2%
187,603	Paychex, Inc.	2.99	15,580,429
	Materials—0.8%
7,600,600	Amcor PLC	4.53	80,566,360
	Real Estate—7.8%
1,030,575	Crown Castle International Corp.	2.22	137,334,424
1

Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—continued
	Real Estate—continued
756,275	Digital Realty Trust, Inc.	3.03	$ 86,487,609
2,058,825	National Retail Properties, Inc.	3.47	107,553,018
3,382,539	Omega Healthcare Investors, Inc.	4.71	122,786,166
4,436,744	Ventas, Inc.	4.71	298,548,504
	TOTAL		752,709,721
	Utilities—17.9%
5,819,845	Dominion Energy, Inc.	4.94	432,356,285
4,025,959	Duke Energy Corp.	4.36	349,131,164
32,241,290	National Grid-SP PLC	5.61	331,378,453
8,417,305	PPL Corp.	5.57	249,404,747
6,296,468	Southern Co.	4.41	353,861,502
	TOTAL		1,716,132,151
	TOTAL COMMON STOCKS (IDENTIFIED COST $8,718,208,466)		9,492,914,698
	INVESTMENT COMPANY—0.9%
88,623,528	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.390%[1] (IDENTIFIED COST $88,632,544 )		88,650,116
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $8,806,841,010)		9,581,564,814
	OTHER ASSETS AND LIABILITIES - NET—0.2%[2]		18,993,846
	TOTAL NET ASSETS—100%		$ 9,600,558,660
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2018	77,185,637
Purchases/Additions	1,303,623,625
Sales/Reductions	(1,292,185,733)
Balance of Shares Held 7/31/2019	88,623,528
Value	$ 88,650,116
Change in Unrealized Appreciation/Depreciation	$ 7,259
Net Realized Gain/(Loss)	$ 19,018
Dividend Income	$ 1,032,669
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions
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on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$7,183,376,807	$ —	$—	$ 7,183,376,807
International	725,312,669	1,584,225,222	—	2,309,537,891
Investment Company	88,650,116	—	—	88,650,116
TOTAL SECURITIES	$7,997,339,592	$1,584,225,222	$—	$9,581,564,814
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